Equity (Details) - Schedule of share capital - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Capital [Abstract]
Ordinary shares of NIS 1 par value, Authorized	70,000,000	70,000,000
Ordinary shares of NIS 1 par value, Outstanding	44,832,843	44,799,794